Vanguard Variable Insurance Fund Diversified Value Portfolio

Supplement to the Prospectus and Summary Prospectus Dated April 30, 2015

Important Change to the Diversified Value Portfolio

Effective December 31, 2015, James P. Barrow will no longer serve as a portfolio manager for the Diversified Value Portfolio managed by Barrow, Hanley, Mewhinney & Strauss, LLC.

Jeff G. Fahrenbruch and David W. Ganucheau, who currently serve as associate portfolio managers with Mr. Barrow, will remain as co-managers of the Diversified Value Portfolio. The Portfolio's investment objective, strategies, and policies will remain unchanged.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 278 102015

Vanguard Variable Insurance Funds

Supplement to the Statement of Additional Information Dated April 30, 2015

Important Change to Vanguard Variable Insurance Fund Diversified Value Portfolio

Effective December 31, 2015, James P. Barrow will no longer serve as a portfolio manager for the Diversified Value Portfolio managed by Barrow, Hanley, Mewhinney & Strauss, LLC.

Jeff G. Fahrenbruch and David W. Ganucheau, who currently serve as associate portfolio managers with Mr. Barrow, will remain as co-managers of the Diversified Value Portfolio. The Portfolio's investment objective, strategies, and policies will remain unchanged.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 64B 102015